Introduction (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2023 and 2022 and the average rates for the years ended December 31, 2023, 2022 and 2021.

Exchange Rates to the US Dollar	Functional Currency	2023 Year-end Rate	2022 Year-end Rate	Change %	2023 Average Rate	2022 Average Rate	Change %	2021 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	3,822	4,810	25.9%	4,313	4,254	(1.4)%	3,756
Costa Rica	Costa Rican Colon (CRC)	527	602	14.3%	550	650	18.2%	625
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.83	7.85	0.3%	7.84	7.75	(1.1)%	7.74
Honduras	Lempira (HNL)	24.71	24.66	(0.2)%	24.66	24.56	(0.4)%	24.12
Luxembourg	Euro (EUR)	0.91	0.93	3.1%	0.93	0.95	2.2%	0.85
Nicaragua	Cordoba (NIO)	36.62	36.23	(1.1)%	36.44	35.87	(1.6)%	35.17
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	7,278	7,346	0.9%	7,299	7,008	(4.0)%	6,790
Sweden	Krona (SEK)	10.07	10.43	3.5%	10.60	10.07	(5.0)%	8.59
United Kingdom	Pound (GBP)	0.79	0.83	5.4%	0.80	0.81	0.5%	0.73

(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.